Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Critical Accounting Estimates And Judgments
Critical accounting estimates and judgments

3. Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure that the consolidated financial statements are presented fairly and in accordance with IFRS. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

The following discusses the most significant accounting estimates and assumptions that the Company has made in the preparation of the consolidated financial statements.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Accounting for a contract modifications

The Novo Amendment as well as the Novo notice of termination of the Novo Amendment received on August 26, 2022, as defined and discussed in note 5 – License, supply and distribution arrangements, and which were determined to be modifications pursuant to the provisions of IFRS 15, required management to apply significant judgments, including: assessment of any changes to the scope of the license agreement; assessment of whether the remaining goods or services are distinct from goods or services transferred before the modifications; and assessment as to whether a portion of the changes in the transaction price was attributable to the amount of variable consideration promised before the modifications. Any changes in the judgments or assumptions applied to account for this agreement could have a significant impact on the Company’s revenue and deferred revenue.

License and collaboration arrangements with multiple elements

The Company enters into licensing and supply agreements related to the licensing, development, supply and distribution for macimorelin in various territories. Each agreement may contain specific terms or clauses that require careful analysis by management under IFRS 15 in order to ensure the appropriate accounting treatment is reached. The agreements may include non-refundable upfront payments and licensing fees, the provision of development services, pre- and post-commercialization milestone payments, royalties on future product sales derived from such license agreements, and supply arrangements. Management analyzes each agreement and applies significant judgment to determine whether contracts entered into at or near the same time should be accounted for as a single arrangement, whether all parts of the contract are scoped within IFRS 15, to identify all performance obligations, determine whether a performance obligation is distinct or should be combined with other promised goods and services, determine and allocate the transaction price on a relative stand-alone selling price basis, determine whether a combined performance obligation is satisfied at a point in time or over time, and, for performance obligations satisfied over time, in concluding upon the appropriate method of measuring progress to be applied for purposes of recognizing revenue. Any changes in the judgments or assumptions applied can give rise to a significant impact on the Company’s revenues and deferred revenues.

Impairment of goodwill

The annual impairment assessment related to goodwill requires management to estimate the recoverable amount, which is the higher of an asset’s fair value less costs of disposal and value in use. Management has determined that using fair value less cost of disposal results in the higher estimated recoverable value. The carrying amount of its consolidated net assets is compared to the fair value less cost of disposal. Based on this calculation, management determined that goodwill was impaired (see note 11).

Employee future benefits

The determination of expenses and obligations associated with employee future benefits requires the use of assumptions, such as the discount rate to measure obligations, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation. Because the determination of the costs and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results that are estimated based on the aforementioned assumptions. Additional information is included in note 15 - Employee future benefits.

Research and development accruals

As part of the process of preparing our financial statements, management is required to estimate accrued expenses including those pertaining to the Company’s research and development expenses. This process involves reviewing open contracts and purchase orders, communicating with our personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. If the actual timing of the performance of services or the level of effort varies from management’s estimate, the Company adjusts the accrued or prepaid expense balance accordingly. Although the Company does not expect estimates to be materially different from amounts actually incurred, if those estimates of the status and timing of services performed differ from the actual status and timing of services performed, the Company may report amounts that are too high or too low in any particular period.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)